Analysis of bank and bond debt (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of bank and bond debt
Summary of borrowings

	Facility	Drawn at		Interest rate	Facility	Drawn at		Interest rate
	amount	year end	Headroom	at year end	amount	year end	Headroom	at year end
	2022	2022	2022	2022	2021	2021	2021	2021
	£m	£m	£m	%	£m	£m	£m	%
Non-current
$700m term loan due October 2025	579	579	—	4.9	—	—	—	—
$1.0bn RCF due October 2027	827	—	827	0.14	—	—	—	—
£550m RCF due August 2025	—	—	—	—	550	—	550	0.14

	Bond interest	Effective hedged	Bond interest	Effective hedged
	coupon	interest rate	coupon	interest rate
	2022	2022	2021	2021
Non-current
€400m bond due November 2024	Fixed 0.95%	Fixed 3.21%	Fixed 0.95%	Fixed 3.08%
€500m bond due May 2026	Fixed 0.875%	Fixed 1.78%	Fixed 0.875%	Fixed 1.54%
€850m bond due June 2027	Fixed 3.875%	Fixed 3.98%	—	—
€600m bond due October 2028	Fixed 0.5%	Fixed 1.3%	Fixed 0.50%	Fixed 1.08%
€600m bond due June 2030	Fixed 4.375%	Fixed 4.38%	—	—
£400m bond due June 2032	Fixed 5.0%	Fixed 5.11%	—	—
Average cost of bond debt at year-end rates		3.28%		1.78%